Investment In Affiliates - Europe I (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 18, 2013 USD ($)	Oct. 09, 2013
Long- term debt	$ 507,485	$ 493,463
Investment in affiliates	66,296	52,122
Portion of the carrying balance of related party loan	27,657	11,706
Investment income / (loss)	$ 3,957	866	$ 0
Navios Europe I
Ownership percentage	5.00%				5.00%
Number of vessels acquired				10
Long- term debt	$ 10,000
Estimated maximum potential loss	11,705	1,705
Navios Revolving Loans I | Navios Europe I
Portion of the carrying balance of related party loan	11,205	1,205
Navios Term Loans I | Navios Europe I
Investment in affiliates	500
Navios Holdings | Navios Europe I
Ownership percentage					47.50%
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans I | Navios Europe I
Revolving loan facility maximum borrowing capacity				$ 24,100
Increase in available amount of loan facility	30,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans I | Navios Europe I
Long- term debt	10,000			$ 10,000
Navios Acquisitions | Navios Europe I
Ownership percentage					47.50%
Navios Europe I
Investment in affiliates	500	500
Within caption "Other Income" | Navios Europe I
Investment income / (loss)	$ 0	$ (140)